Subsidiary guarantee information - Comprehensive income related (Details 2) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Comprehensive income
Net income/(loss)	SFr 2,666	SFr 3,425	SFr 2,011
Gains/(losses) on cash flow hedges	178	100	(10)
Foreign currency translation	(3,065)	(1,025)	(325)
Unrealized gains/(losses) on securities	(17)	20	(17)
Actuarial gains/(losses)	(37)	326	(391)
Net prior service cost	(148)	217	(135)
Other comprehensive income/(loss), net of tax	(2,887)	(2,222)	776
Comprehensive income/(loss)	(221)	1,203	2,787
Comprehensive income/(loss) attributable to noncontrolling interests	(9)	8	(15)
Comprehensive income/(loss) attributable to shareholders	(212)	1,195	2,802
Gains/(losses) on liabilities related to credit risk	202	(1,860)	1,654
Eliminations and consolidation adjustments
Comprehensive income
Net income/(loss)	(2,517)	(3,089)	(1,735)
Gains/(losses) on cash flow hedges	1	0	0
Foreign currency translation	(63)	(15)	7
Unrealized gains/(losses) on securities	0	(1)	1
Actuarial gains/(losses)	7	350	(422)
Net prior service cost	(144)	216	(125)
Other comprehensive income/(loss), net of tax	(185)	493	(410)
Comprehensive income/(loss)	(2,702)	(2,596)	(2,145)
Comprehensive income/(loss) attributable to noncontrolling interests	46	1	(12)
Comprehensive income/(loss) attributable to shareholders	(2,748)	(2,597)	(2,133)
Gains/(losses) on liabilities related to credit risk	14	(57)	129
Group parent company
Comprehensive income
Net income/(loss)	2,669	3,419	2,024
Gains/(losses) on cash flow hedges	0	14	(3)
Foreign currency translation	12	(15)	(11)
Unrealized gains/(losses) on securities	0	0	0
Actuarial gains/(losses)	0	0	0
Net prior service cost	0	0	0
Other comprehensive income/(loss), net of tax	49	(66)	69
Comprehensive income/(loss)	2,718	3,353	2,093
Comprehensive income/(loss) attributable to noncontrolling interests	0	0	0
Comprehensive income/(loss) attributable to shareholders	2,718	3,353	2,093
Gains/(losses) on liabilities related to credit risk	37	(65)	83
Bank
Comprehensive income
Net income/(loss)	2,514	3,095	1,722
Gains/(losses) on cash flow hedges	177	86	(7)
Foreign currency translation	(3,014)	(995)	(321)
Unrealized gains/(losses) on securities	(17)	21	(18)
Actuarial gains/(losses)	(44)	(24)	31
Net prior service cost	(4)	1	(10)
Other comprehensive income/(loss), net of tax	(2,751)	(2,649)	1,117
Comprehensive income/(loss)	(237)	446	2,839
Comprehensive income/(loss) attributable to noncontrolling interests	(55)	7	(3)
Comprehensive income/(loss) attributable to shareholders	(182)	439	2,842
Gains/(losses) on liabilities related to credit risk	151	(1,738)	1,442
Bank | Credit Suisse (USA), Inc - Consolidated
Comprehensive income
Net income/(loss)	636	308	758
Gains/(losses) on cash flow hedges	0	0	0
Foreign currency translation	(1,608)	(284)	142
Unrealized gains/(losses) on securities	0	0	0
Actuarial gains/(losses)	(13)	(7)	22
Net prior service cost	0	0	0
Other comprehensive income/(loss), net of tax	(1,619)	(364)	192
Comprehensive income/(loss)	(983)	(56)	950
Comprehensive income/(loss) attributable to noncontrolling interests	(7)	4	6
Comprehensive income/(loss) attributable to shareholders	(976)	(60)	944
Gains/(losses) on liabilities related to credit risk	2	(73)	28
Bank | Bank parent company and other subsidiaries | Eliminations and consolidation adjustments
Comprehensive income
Net income/(loss)	1,878	2,787	964
Gains/(losses) on cash flow hedges	177	86	(7)
Foreign currency translation	(1,406)	(711)	(463)
Unrealized gains/(losses) on securities	(17)	21	(18)
Actuarial gains/(losses)	(31)	(17)	9
Net prior service cost	(4)	1	(10)
Other comprehensive income/(loss), net of tax	(1,132)	(2,285)	925
Comprehensive income/(loss)	746	502	1,889
Comprehensive income/(loss) attributable to noncontrolling interests	(48)	3	(9)
Comprehensive income/(loss) attributable to shareholders	794	499	1,898
Gains/(losses) on liabilities related to credit risk	SFr 149	SFr (1,665)	SFr 1,414